Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (12,885,112)	$ 24,337,113
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, including patient equipment depreciation	62,566,500	47,876,835
Equity-based compensation	11,070,075	883,373
Deferred income tax	895,298	(2,875,895)
Change in fair value of interest rate swaps, net of reclassification adjustment	11,425,921	(546,832)
Change in fair value of contingent consideration	(150,000)
Provision for doubtful accounts		15,775,638
Amortization of deferred financing costs	1,311,573	477,781
Write-off of deferred financing costs	2,121,451	1,219,205
Forgiveness of employee loan	965,550
Gain on debt extinguishment		(800,000)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(20,197,521)	(22,042,721)
Due from affiliates and related parties		700,791
Inventory	(1,305,350)	2,309,508
Prepaid and other assets	(9,558,118)	(1,579,969)
Accounts payable and accrued expenses	14,157,579	2,691,981
Net cash provided by operating activities	60,417,846	68,426,808
Cash flows from investing activities:
Purchases of equipment and other fixed assets	(21,331,581)	(9,949,930)
Payments for business acquisitions, net of cash acquired	(63,538,392)	(86,334,011)
Net cash used in investing activities	(84,869,973)	(96,283,941)
Cash flows from financing activities:
Proceeds from borrowings on long-term debt and lines of credit	305,000,000	140,000,000
Repayments on long-term debt and lines of credit	(194,071,757)	(24,830,307)
Payments on capital leases	(37,271,512)	(27,936,993)
Proceeds from issuance of promissory note payable	100,000,000
Increase in cash from the Business Combination	43,911,748
Proceed from sale of Class A Common Stock	125,000,000
Proceeds from issuance of members' interests	20,000,000
Payments for equity issuance costs	(837,156)
Payments for redemption of Class B Common Stock	(20,000,000)
Payments of deferred financing costs	(9,027,753)	(2,715,849)
Borrowings on lines of credit	55,500,000	24,750,000
Distributions to members	(250,000,000)
Payment of contingent consideration	(13,000,000)
Payments for redemption of members' interest	(3,713,455)
Payments for debt prepayment penalties		(979,724)
Payments for tax withholdings from equity-based compensation activity, net	(507,152)
Distributions to noncontrolling interest	(1,338,383)	(300,000)
Net cash provided by (used in) financing activities	76,144,580	48,768,480
Net change in cash and cash equivalents	51,692,453	20,911,347
Cash and cash equivalents - beginning of the period	25,185,681	4,274,334
Cash and cash equivalents - end of the period	76,878,134	25,185,681
Supplemental disclosures:
Cash paid for interest	23,074,703	7,327,942
Cash paid for income taxes	1,318,330	405,205
Noncash investing and financing activities:
Equipment acquired under capital lease obligations	36,267,634	27,079,171
Unpaid equipment and other fixed asset purchases at end of year	8,514,047	12,557,763
Contingent purchase price in connection with acquisitions	12,625,000	15,250,000
Seller note issued in connection with an acquisition	2,000,000
Deferred purchase price in connection with acquisitions	1,572,500	500,000
Conversion of equity to debt	$ 43,500,000	$ 16,845,937